Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Variable Series Trust II
Prospectus Date	rr_ProspectusDate	May 01, 2013
VP - DFA International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of VP – DFA International Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide shareholders with long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
		Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. The example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on the assumptions listed above your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in equity securities of large non-U.S. companies associated with developed markets that the Fund's portfolio management team determines to be value stocks at the time of purchase. These equity securities generally include common stock, preferred stock and depositary receipts.

Under normal circumstances, the Fund intends to invest at least 40% of its assets in companies in three or more non-U.S. developed market countries.

Investments for the Fund will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be included in the Fund's portfolio do pay dividends. It is anticipated, therefore, that the Fund, will receive dividend income.

		The Fund may also use derivatives, such as futures contracts and options on futures contracts for equity securities and indices, to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions, and may use currency forward contracts in connection with the settlement of equity trades or the exchange of one currency for another.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with a similar investment objective. The Fund may fail to achieve its investment objective and you may lose money.

Depositary Receipts Risks. Depositary receipts are receipts issued by a bank or trust company and evidence of ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk. Below is more detailed information on certain derivatives expected to be utilized by the Fund.

Derivatives Risk/Forward Foreign Currency Contracts Risk. These instruments are a type of derivative contract whereby the Fund may agree to buy or sell a country's or region's currency at a specific price on a specific date in the future. These contracts may fall in value due to foreign currency value fluctuations. The Fund's investment or hedging strategies may not achieve their objective. Investment in these instruments also subjects the Fund to counterparty risk.

Derivatives Risk/Futures Contracts Risk. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund's net asset value (NAV). Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Futures contracts executed on foreign exchanges may not provide the same protection as U.S. exchanges. These transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.

Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Foreign Securities Risk. Investments in foreign securities involve certain risks not associated with investments in securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund's net asset value may be more volatile than a more geographically diversified fund.

Issuer Risk. An issuer in which the Fund invests may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund's performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.

Preferred Stock Risk. Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include Issuer Risk, Market Risk and Interest Rate Risk.

		Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the portfolio manager's perceived value assessment of that security, or may decline in price, even though the portfolio manager(s) believe the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to the portfolio manager's perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund may fail to achieve its investment objective and you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with those of a broad measure of market performance. The Fund’s returns do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total returns for all periods shown. The Fund’s current subadviser began managing the Fund’s portfolio on November 16, 2011. Fund returns for periods prior to that date include returns under the Fund’s former subadviser(s).

		The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns During this Period Best: 1st Quarter 2012: 13.04% Worst: 3rd Quarter 2011: –23.98%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
VP - DFA International Value Fund | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.83%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.99%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1]
Total annual (net) fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.87%	[1]
1 year	rr_ExpenseExampleYear01	89
3 years	rr_ExpenseExampleYear03	303
5 years	rr_ExpenseExampleYear05	535
10 years	rr_ExpenseExampleYear10	1,202
1 year	rr_ExpenseExampleNoRedemptionYear01	89
3 years	rr_ExpenseExampleNoRedemptionYear03	303
5 years	rr_ExpenseExampleNoRedemptionYear05	535
10 years	rr_ExpenseExampleNoRedemptionYear10	1,202
1 year	rr_AverageAnnualReturnYear01	17.01%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.62%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	May 07, 2010
VP - DFA International Value Fund | Class 2
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.83%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.24%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1]
Total annual (net) fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.12%	[1]
1 year	rr_ExpenseExampleYear01	114
3 years	rr_ExpenseExampleYear03	382
5 years	rr_ExpenseExampleYear05	669
10 years	rr_ExpenseExampleYear10	1,489
1 year	rr_ExpenseExampleNoRedemptionYear01	114
3 years	rr_ExpenseExampleNoRedemptionYear03	382
5 years	rr_ExpenseExampleNoRedemptionYear05	669
10 years	rr_ExpenseExampleNoRedemptionYear10	1,489
2011	rr_AnnualReturn2011	(19.55%)
2012	rr_AnnualReturn2012	16.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.98%)
1 year	rr_AverageAnnualReturnYear01	16.63%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.33%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	May 07, 2010
VP - DFA International Value Fund | MSCI World ex-USA Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	17.28%
Life of Fund	rr_AverageAnnualReturnSinceInception	7.87%

[1]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 0.87% for Class 1 and 1.12% for Class 2.